Income Taxes - Summary of (Loss) Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Loss before income taxes	$ (4,723)	$ (6,230)
Germany [Member]
Disclosure of geographical areas [line items]
Loss before income taxes	(2,042)	(6,010)
Canada [Member]
Disclosure of geographical areas [line items]
Loss before income taxes	(2,463)	812
United States [Member]
Disclosure of geographical areas [line items]
Loss before income taxes	$ (218)	$ (1,032)